Offerings	Aug. 08, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Verb Technology Company, Inc. (the “Company”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Verb Technology Company, Inc. (the “Company”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Verb Technology Company, Inc. (the “Company”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price
Fee Rate
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Verb Technology Company, Inc. (the “Company”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price
Fee Rate
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Verb Technology Company, Inc. (the “Company”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Maximum Aggregate Offering Price
Fee Rate
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Verb Technology Company, Inc. (the “Company”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price
Fee Rate
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Verb Technology Company, Inc. (the “Company”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Verb Technology Company, Inc. (the “Company”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.